FEDERATED TOTAL RETURN SERIES, INC.

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000


                                   December 3, 2001


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


     RE: FEDERATED TOTAL RETURN SERIES, INC. (the "Fund")
            Federated Limited Duration Bond Fund
            Federated Ultrashort Bond Fund
            Federated Mortgage Fund
           1933 Act File No. 33-50773
           1940 Act File No. 811-7115
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Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated November 31, 2001, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 25 on November 29, 2001.

     If you have any questions regarding this certification, please contact me at (412) 288-8160.

                                                Very truly yours,



                                                /s/ C. Grant Anderson
                                                C. Grant Anderson
                                                Assistant Secretary